Pension Plans and Retiree Benefits - Schedule of Collective Investment Mixes for Plan Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 2,705
Fair value of Plan Assets	$ 2,699
Percentage of Plan Assets	100.00%
Percentage of Plan Asset before net payable	100.00%
Defined Benefit
Defined Benefit Plan Disclosure
Fair value of Plan Assets	$ 1,683	$ 1,519	$ 1,368
Post-Retirement Benefits
Defined Benefit Plan Disclosure
Fair value of Plan Assets	$ 1,016	906	791
Fixed income | SEMCO
Defined Benefit Plan Disclosure
Target asset mix (as a percent)	33.00%
Fixed income | Minimum | WGL Holdings
Defined Benefit Plan Disclosure
Target asset mix (as a percent)	50.00%
Fixed income | Maximum | WGL Holdings
Defined Benefit Plan Disclosure
Target asset mix (as a percent)	70.00%
Commingled funds and pooled separate accounts
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 728
Percentage of Plan Asset before net payable	27.00%
Private Equity/Limited Partnership
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 56
Percentage of Plan Asset before net payable	2.00%
Pooled separate accounts
Defined Benefit Plan Disclosure
Total fair value of plan investment		$ 32
Percentage of Plan Asset before net payable		1.00%
Collective trust fund
Defined Benefit Plan Disclosure
Total fair value of plan investment		$ 476
Percentage of Plan Asset before net payable		18.00%
Net payable
Defined Benefit Plan Disclosure
Net payable	$ (6)
Percentage of Plan Assets payable	0.00%
Fair value
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 1,413
Percentage of Plan Assets	52.00%
Fair value | Cash and short-term equivalents
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 16
Percentage of Plan Assets	1.00%
Fair value | Equities | Canada
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 4
Percentage of Plan Assets	0.00%
Fair value | Equities | Foreign
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 361
Percentage of Plan Assets	13.00%
Fair value | Fixed income
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 1,008
Percentage of Plan Assets	37.00%
Fair value | Real estate
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 1
Percentage of Plan Assets	0.00%
Fair value | Other
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 23
Percentage of Plan Assets	1.00%
Level 1
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 516
Level 1 | Cash and short-term equivalents
Defined Benefit Plan Disclosure
Total fair value of plan investment	16
Level 1 | Equities | Canada
Defined Benefit Plan Disclosure
Total fair value of plan investment	4
Level 1 | Equities | Foreign
Defined Benefit Plan Disclosure
Total fair value of plan investment	361
Level 1 | Fixed income
Defined Benefit Plan Disclosure
Total fair value of plan investment	135
Level 1 | Real estate
Defined Benefit Plan Disclosure
Total fair value of plan investment	0
Level 1 | Other
Defined Benefit Plan Disclosure
Total fair value of plan investment	0
Level 2
Defined Benefit Plan Disclosure
Total fair value of plan investment	897
Level 2 | Cash and short-term equivalents
Defined Benefit Plan Disclosure
Total fair value of plan investment	0
Level 2 | Equities | Canada
Defined Benefit Plan Disclosure
Total fair value of plan investment	0
Level 2 | Equities | Foreign
Defined Benefit Plan Disclosure
Total fair value of plan investment	0
Level 2 | Fixed income
Defined Benefit Plan Disclosure
Total fair value of plan investment	873
Level 2 | Real estate
Defined Benefit Plan Disclosure
Total fair value of plan investment	1
Level 2 | Other
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 23
CANADA
Defined Benefit Plan Disclosure
Percentage of Plan Assets	100.00%
CANADA | Defined Benefit
Defined Benefit Plan Disclosure
Fair value of Plan Assets	$ 16	$ 15	14
CANADA | Post-Retirement Benefits
Defined Benefit Plan Disclosure
Fair value of Plan Assets	$ 0	0	0
CANADA | Minimum
Defined Benefit Plan Disclosure
Target asset mix (as a percent)	45.00%
CANADA | Maximum
Defined Benefit Plan Disclosure
Target asset mix (as a percent)	55.00%
CANADA | Cash and short-term equivalents
Defined Benefit Plan Disclosure
Percentage of Plan Assets	13.00%
CANADA | Equities | Canada
Defined Benefit Plan Disclosure
Percentage of Plan Assets	19.00%
CANADA | Equities | Foreign
Defined Benefit Plan Disclosure
Percentage of Plan Assets	25.00%
CANADA | Fixed income
Defined Benefit Plan Disclosure
Percentage of Plan Assets	38.00%
CANADA | Real estate
Defined Benefit Plan Disclosure
Percentage of Plan Assets	5.00%
CANADA | Fair value
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 16
CANADA | Fair value | Cash and short-term equivalents
Defined Benefit Plan Disclosure
Total fair value of plan investment	2
CANADA | Fair value | Equities | Canada
Defined Benefit Plan Disclosure
Total fair value of plan investment	3
CANADA | Fair value | Equities | Foreign
Defined Benefit Plan Disclosure
Total fair value of plan investment	4
CANADA | Fair value | Fixed income
Defined Benefit Plan Disclosure
Total fair value of plan investment	6
CANADA | Fair value | Real estate
Defined Benefit Plan Disclosure
Total fair value of plan investment	1
CANADA | Level 1
Defined Benefit Plan Disclosure
Total fair value of plan investment	15
CANADA | Level 1 | Cash and short-term equivalents
Defined Benefit Plan Disclosure
Total fair value of plan investment	2
CANADA | Level 1 | Equities | Canada
Defined Benefit Plan Disclosure
Total fair value of plan investment	3
CANADA | Level 1 | Equities | Foreign
Defined Benefit Plan Disclosure
Total fair value of plan investment	4
CANADA | Level 1 | Fixed income
Defined Benefit Plan Disclosure
Total fair value of plan investment	6
CANADA | Level 1 | Real estate
Defined Benefit Plan Disclosure
Total fair value of plan investment	0
CANADA | Level 2
Defined Benefit Plan Disclosure
Total fair value of plan investment	1
CANADA | Level 2 | Cash and short-term equivalents
Defined Benefit Plan Disclosure
Total fair value of plan investment	0
CANADA | Level 2 | Equities | Canada
Defined Benefit Plan Disclosure
Total fair value of plan investment	0
CANADA | Level 2 | Equities | Foreign
Defined Benefit Plan Disclosure
Total fair value of plan investment	0
CANADA | Level 2 | Fixed income
Defined Benefit Plan Disclosure
Total fair value of plan investment	0
CANADA | Level 2 | Real estate
Defined Benefit Plan Disclosure
Total fair value of plan investment	1
Foreign Plan
Defined Benefit Plan Disclosure
Total fair value of plan investment	2,689
Fair value of Plan Assets	$ 2,683
Percentage of Plan Assets	100.00%
Percentage of Plan Asset before net payable	100.00%
Foreign Plan | Defined Benefit
Defined Benefit Plan Disclosure
Fair value of Plan Assets	$ 1,667	1,504	1,354
Foreign Plan | Post-Retirement Benefits
Defined Benefit Plan Disclosure
Fair value of Plan Assets	$ 1,016	$ 906	$ 791
Foreign Plan | Fixed income | WGL Holdings | Post-Retirement Benefits
Defined Benefit Plan Disclosure
Target asset mix (as a percent)	20.00%
Foreign Plan | Commingled funds and pooled separate accounts
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 728
Percentage of Plan Asset before net payable	27.00%
Foreign Plan | Private Equity/Limited Partnership
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 56
Percentage of Plan Asset before net payable	2.00%
Foreign Plan | Pooled separate accounts
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 32
Percentage of Plan Asset before net payable	1.00%
Foreign Plan | Collective trust fund
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 476
Percentage of Plan Asset before net payable	18.00%
Foreign Plan | Collective trust fund | Common stock large cap
Defined Benefit Plan Disclosure
Target asset mix (as a percent)	90.00%
Foreign Plan | Collective trust fund | Income producing property
Defined Benefit Plan Disclosure
Target asset mix (as a percent)	7.00%
Foreign Plan | Collective trust fund | Short term money market
Defined Benefit Plan Disclosure
Target asset mix (as a percent)	3.00%
Foreign Plan | Common stock large cap | WGL Holdings | Defined Benefit
Defined Benefit Plan Disclosure
Target asset mix (as a percent)	50.00%
Foreign Plan | Corporate bonds | WGL Holdings | Post-Retirement Benefits
Defined Benefit Plan Disclosure
Target asset mix (as a percent)	30.00%
Foreign Plan | Net payable
Defined Benefit Plan Disclosure
Net payable	$ (6)
Percentage of Plan Assets payable	0.00%
Foreign Plan | Fair value
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 1,397
Percentage of Plan Assets	52.00%
Foreign Plan | Fair value | Cash and short-term equivalents
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 14
Percentage of Plan Assets	1.00%
Foreign Plan | Fair value | Equities | Canada
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 1
Percentage of Plan Assets	0.00%
Foreign Plan | Fair value | Equities | Foreign
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 357
Percentage of Plan Assets	13.00%
Foreign Plan | Fair value | Fixed income
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 1,002
Percentage of Plan Assets	37.00%
Foreign Plan | Fair value | Other
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 23
Percentage of Plan Assets	1.00%
Foreign Plan | Level 1
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 501
Foreign Plan | Level 1 | Cash and short-term equivalents
Defined Benefit Plan Disclosure
Total fair value of plan investment	14
Foreign Plan | Level 1 | Equities | Canada
Defined Benefit Plan Disclosure
Total fair value of plan investment	1
Foreign Plan | Level 1 | Equities | Foreign
Defined Benefit Plan Disclosure
Total fair value of plan investment	357
Foreign Plan | Level 1 | Fixed income
Defined Benefit Plan Disclosure
Total fair value of plan investment	129
Foreign Plan | Level 1 | Other
Defined Benefit Plan Disclosure
Total fair value of plan investment	0
Foreign Plan | Level 2
Defined Benefit Plan Disclosure
Total fair value of plan investment	896
Foreign Plan | Level 2 | Cash and short-term equivalents
Defined Benefit Plan Disclosure
Total fair value of plan investment	0
Foreign Plan | Level 2 | Equities | Canada
Defined Benefit Plan Disclosure
Total fair value of plan investment	0
Foreign Plan | Level 2 | Equities | Foreign
Defined Benefit Plan Disclosure
Total fair value of plan investment	0
Foreign Plan | Level 2 | Fixed income
Defined Benefit Plan Disclosure
Total fair value of plan investment	873
Foreign Plan | Level 2 | Other
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 23